COMMITMENTS AND CONTINGENT LIABILITIES (Details) (Terra Stabile Rental Agreements [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Terra Stabile Rental Agreements [Member]
December 31, 2014	$ 289
December 31, 2015	510
December 31, 2016	517
December 31, 2017	525
December 31, 2018	533
Thereafter	1,631
Operating leases future minimum payments due	$ 4,005